Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated subsidiaries information
Cash flows from operating activities	$ 29,324,150	$ 33,160,919	$ 27,269,083
Cash flows used in investing activities	(18,845,176)	(15,919,697)	(17,004,808)
Cash flows (used in) from financing activities	(13,732,392)	(16,195,216)	(14,301,896)
Net (decrease) increase in cash and cash equivalents	(3,229,878)	1,034,490	$ (4,098,070)
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	5,594,662	3,959,679
Cash flows used in investing activities	(5,144,521)	(5,824,827)
Cash flows (used in) from financing activities	(740,046)	2,104,416
Net (decrease) increase in cash and cash equivalents	(289,905)	239,268
Sky.
Consolidated subsidiaries information
Cash flows from operating activities	6,004,261	8,645,025
Cash flows used in investing activities	(5,236,815)	(5,547,152)
Cash flows (used in) from financing activities	(1,350,432)	(6,392,614)
Net (decrease) increase in cash and cash equivalents	$ (582,986)	$ (3,294,741)